Trade and Other Receivables - Schedule of Ageing Analysis of Unimpaired Trade Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	$ 7,775,271	$ 6,896,435
Neither past due nor impaired [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	6,425,258	4,998,433
Past due but not impaired 30-60 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	551,551	236,168
Past due but not impaired 60-90 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	461,070	816,950
Past due but not impaired 90-120 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	223,071	552,392
Past due but not impaired >120 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	$ 114,321	$ 292,492